Variable Interest Entities (Details) shares in Millions		12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2017 members shares	Dec. 31, 2016 shares	Dec. 31, 2012 shares
Blackstone CQP Holdco [Member]
Variable Interest Entity [Line Items]
Number Of Members Of The Board Of Directors		1
Cheniere Partners [Member] | Class B Units [Member] | Director Appointment Entitlement Minimum [Member]
Variable Interest Entity [Line Items]
Limited Partner ownership percentage		20.00%
Limited Partners' Capital Account, Units Outstanding | shares	50.0	50.0
Cheniere Holdings [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	82.70%	82.70%	82.60%
Cheniere Holdings [Member] | Ownership Percentage of Outstanding Shares Required To Control Company [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	25.00%	25.00%
Cheniere Partners [Member]
Variable Interest Entity [Line Items]
General Partner ownership percentage		100.00%
Cheniere Energy Partners GP, LLC [Member] | Blackstone CQP Holdco and Cheniere [Member]
Variable Interest Entity [Line Items]
Number Of Members Of The Board Of Directors		4
Minimum Number Of Members Of The Board Of Directors Required For Quorum		2
Cheniere Energy Partners GP, LLC [Member] | Blackstone CQP Holdco [Member]
Variable Interest Entity [Line Items]
Number Of Members Of The Board Of Directors		3
Minimum Number Of Members Of The Board Of Directors Required For Quorum		2
Cheniere Energy Partners GP, LLC [Member] | Cheniere [Member]
Variable Interest Entity [Line Items]
Number Of Members Of The Board Of Directors		4
Minimum Number Of Members Of The Board Of Directors Required For Quorum		2
Cheniere Holdings [Member] | Cheniere Partners [Member]
Variable Interest Entity [Line Items]
Limited Partner ownership percentage	48.60%	48.60%	55.90%
Cheniere Holdings [Member] | Cheniere Partners [Member] | Common Units [Member]
Variable Interest Entity [Line Items]
Partners Capital Account, Units, Units Held | shares	104.5	104.5	12.0
Cheniere Holdings [Member] | Cheniere Partners [Member] | Subordinated Units [Member]
Variable Interest Entity [Line Items]
Partners Capital Account, Units, Units Held | shares	135.4	135.4	135.4
Cheniere Holdings [Member] | Cheniere Partners [Member] | Class B Units [Member]
Variable Interest Entity [Line Items]
Partners Capital Account, Units, Units Held | shares			45.3
Partners Capital Account, Units, Sold In Private Placement | shares				100.0